Committments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2017 that are due in each of the next five years and thereafter.

	NOTE	2018	2019	2020	2021	2022	THERE- AFTER	TOTAL
Operating leases		312	264	225	175	119	341	1,436
Commitments for property, plant and equipment and intangible assets		1,039	808	614	516	372	808	4,157
Purchase obligations		865	664	550	498	429	903	3,909
Proposed acquisition of Séries+ and Historia specialty channels	3	200	—	—	—	—	—	200
Acquisition of AlarmForce (1)	3	182	—	—	—	—	—	182
Total		2,598	1,736	1,389	1,189	920	2,052	9,884
(1) This commitment was settled on January 5, 2018, upon completion of the acquisition of AlarmForce. See Note 3, Business acquisitions and dispositions for additional details.